Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Acquired Intangible Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Intangible assets and goodwill [abstract]
Excess of carrying value over the estimated recoverable value	$ 22